INCOME TAX	12 Months Ended
Sep. 30, 2019
INCOME TAX
19.	INCOME TAX
Cayman Islands
Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.
The United States
DL Education Service, LLC was established in the United States and remained inactive and later deregistered in the year 2017. There is no income that is subject to the U.S. federal income taxes and state income taxes.
Hong Kong
CDEL Hong Kong, Pencil and China Healthcare Education have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.
China
The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.
Since 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion and Champion Technology renewed the HNTE qualification every 3 years, and therefore, were continually entitled to the preferential income tax rate of 15% through 2019. As a result, the Group applied 15% to determine the tax liabilities for these two entities.
Since 2012, Zhengbao Yucai obtained HNTE qualification and was entitled to preferential income tax rate of 15%. In September 2018, Zhengbao Yucai renewed the HNTE qualification, and entitled to the preferential income tax rate in years 2018 through 2020.
NetinNet renewed its HNTE Status in September 2017 and therefore entitled to the preferential income tax rate of 15% in years 2017 through 2019

Zhongxi Healthcare Education, Champion Healthcare Education, Caikaowang, Beijing Training School, Nanjing Training School, Chuang Qingchun, Xidong Information Technology, Guangdong Yucai, Huzheng Education, Caishuibang, Xiamen Zhongxi Education, Tianjin JinMaLan, Anqing JinMaLan, Jiangsu Healthcare, Jiangsu E&C, Jiangsu Self-taught, Nanchang Training School, Haimen Training School (collectively “small and micro businesses”) are small and micro business having annual taxable income of 1 million or less. The statutory tax rate of them is
25%
for the calendar year 2019. However, according to Guoshui[2019]13 No.2, a small and micro business having annual taxable income of RMB1.0 million (US$140) or less,
25%
shall be included in the taxable income, and the enterprise income tax shall be paid at the rate of
20%.
Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident
corporate investors from
PRC-resident
enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the
China-HK
Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to potential withholding tax were US$3,011 and US$3,556 as of September 30, 2018 and 2019, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. The related income tax expenses were US$591, US$210 and US$544 for the years ended September 30, 2017, 2018 and 2019, respectively.
In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’
calendar
years from 2012 to 2017 remain subject to examination by the tax authorities and US$79 was reversed for the unpaid tax liability that was accrued before the 2013 calendar
year.

Income before income taxes consisted of:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Non - PRC	(4,204)	(656)	(3,332)
PRC	25,245	15,438	29,131

	21,041	14,782	25,799

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Current tax expense	5,344	5,717	7,060
Deferred tax (benefit) expense	(724)	(3,410)	1,061

	4,620	2,307	8,121

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Income before taxes	21,041	14,782	25,799

Income tax expense computed at applicable tax rates of 25%	5,260	3,696	6,450
Effect of different tax rates in different jurisdictions	988	770	704
Non-deductible expenses	933	152	1,059
Effect of tax holidays	(2,812)	(2,610)	(1,934)
Effect of valuation allowances	116	285	1,232
Withholding tax on undistributed earnings	572	313	689
Income tax reversal	(437)	(299)	(79)

	4,620	2,307	8,121

Effective income tax rate	21.96%	15.61%	31.48%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
The aggregate amount of tax holidays	2,812	2,610	1,934

The aggregate effect on basic and diluted net income per share:
- Basic	0.02	0.02	0.01

- Diluted	0.02	0.02	0.01

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of September 30,
	2018	2019
	US$	US$
Deferred tax assets
Accrued expenses	1,217	984
Allowance for doubtful accounts	598	1,031
Impairment loss from long-term investments	867	1,178
Change in fair value of contingent consideration payable	435	—
Property, plant and equipment	111	103
Net operating loss carry-forwards	3,364	2,811
Total deferred tax assets	6,592	6,107
Less: valuation allowance	(881)	(2,242)
Deferred tax assets, net	5,711	3,865
Deferred tax liabilities
Intangible assets	9,236	7,085
Withholding tax on undistributed earnings	3,011	3,556
Unrealized gain on available-for-sale investments	446	647
Capitalized c ommission fees	—	1,407
Total deferred tax liabilities	12,693	12,695

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.
As a result of the Group’s assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$163, US$158 and US$152 as of September 30, 2017, 2018 and 2019, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.
Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
US$
Balance as of September 30, 2017	163
Foreign currency adjustment	(5)

Balance as of September 30, 2018	158
Foreign currency adjustment	(6)

Balance as of September 30, 2019	152

The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2019.
In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident
legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.